KIRKPATRICK & LOCKHART NICHOLSON GRAHAM LLP           1601 K Street, N.W.
                                                      Washington, DC  20006-1600
                                                      202.778.9000
                                                      Fax 202.778.9100
                                                      www.klng.com

                                                      Francine J. Rosenberger
                                                      202.778.9187
                                                      Fax: 202.778.9100
                                                      frosenberger@klng.com


February 10, 2006


VIA EDGAR
---------

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

             Re: First Investors Tax-Exempt Money Market Fund, Inc. File Nos. 002-82572 and 811-03690
                  Post-Effective Amendment No. 28
                  -------------------------------

Ladies and Gentleman:

     Transmitted herewith for filing pursuant to the Securities Act of 1933, as amended ("1933 Act"), and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, on behalf of First Investors Tax-Exempt Money Market Fund, Inc. (the "Company") is Post-Effective Amendment No. 28 to the Company's currently effective Registration Statement on Form N-1A (the "Amendment"). This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Company.

     The purpose of this filing is to register twenty-two new series of the Company, each of which will offer two classes - Class A and Class B shares, in connection with the reorganizations of certain existing series of the First Investors Funds into a newly organized Delaware statutory trust. The Company also will change its form of organization from a Maryland corporation to a Delaware statutory trust. The Company previously filed with the Securities and Exchange Commission a proxy statement describing the reorganizations and other matters on August 19, 2005.

     The Company's prospectus and statement of additional information ("SAI") are substantially similar to the prospectus and SAI of the Executive Investors Trust (Insured Tax Exempt Fund II series) contained in Post-Effective Amendment No. 31 (EDGAR Accession No. 0000898432-05-000359), First Investors Insured Tax Exempt Fund, Inc. contained in Post-Effective Amendment No. 40 (EDGAR Accession No. 0000898432-05-000358), First Investors Multi-State Insured Tax Free Fund contained in Post-Effective Amendment No 31 (EDGAR Accession No. 0000898432-05-000366), First Investors Series Fund (Insured Intermediate Tax Exempt Fund series) contained in Post-Effective Amendment No. 42 (EDGAR Accession No. 0000898432-05-000362), First Investors Tax-Exempt Money Market Fund, Inc. contained in Post-Effective Amendment No. 27 (EDGAR Accession No. 0000898432-05-000361) and First Investors New York Insured Tax Free Fund, Inc. contained in Post-Effective Amendment No. 27 (EDGAR Accession No. 0000898432-05-000357) filed with the Securities and Exchange Commission on April 29, 2005. Accordingly, we request that the staff use the limited review procedures of Securities Act Release No. 6510 (Feb. 15, 1984).

KIRKPATRICK & LOCKHART NICHOLSON GRAHAM LLP

U.S. Securities and Exchange Commission
February 10, 2006
Page 2




     To assist the Staff's in its review, we have identified the material differencess in the Amendment below.

     PROSPECTUS. There are no material differences from the prospectus filed in the amendments noted above as compared to the prospectus filed in this Amendment, except with respect to the investment objective of the Insured Tax Exempt Fund II series.

     STATEMENT OF ADDITIONAL INFORMATION (PART I). There are no material differences from the SAI Part I filed in the amendments noted above as compared to the SAI Part I filed in this Amendment, except with respect to the fundamental policies in Appendix B, which were approved by shareholders at their meeting on October 28, 2005.

     STATEMENT OF ADDITIONAL INFORMATION (PART II). There are no material differences from the SAI Part II filed in the amendments noted above as compared to the SAI Part II filed in this Amendment.

     An update of prospectus and SAI will be filed to include updated financial information and other non-material changes in April 2006 pursuant to Rule 485(b).

     The Company requests that this filing be made effective on April 28, 2006 pursuant to Rule 485(a)(2) under 1933 Act. The Company respectfully requests that the staff furnish any comments it may have as soon as possible.

     If you have any questions or comments concerning this filing, please do not hesitate to contact me at the above-referenced number.

                                             Very truly yours,

                                             /s/ Francine J. Rosenberger

                                             Francine J. Rosenberger


Attachments

cc:  Larry R. Lavoie
     Russell Shepherd
       First Investors Management Company, Inc.